Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets [Line Items]
Total intangible assets, Gross carrying amount	$ 347,867	$ 347,867	$ 347,867
Total intangible assets, Net carrying Amount	268,679	273,619	295,162
Gross carrying amount	201,567	201,567	201,567
Accumulated amortization	(79,188)	(74,248)	(52,705)
Net carrying Amount	122,379	127,319	148,862
Goodwill, Gross carrying amount	176,981	176,981	176,981
Goodwill, Net carrying Amount	176,981	176,981	176,981	$ 157,210
Trade and Brand Names [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible, Net carrying Amount	$ 146,300	$ 146,300	$ 146,300
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average amortization period (years)	11 years 1 month 6 days	11 years 1 month 6 days	11 years 1 month 6 days
Gross carrying amount	$ 171,782	$ 171,782	$ 171,782
Accumulated amortization	(61,469)	(57,741)	(41,130)
Net carrying Amount	$ 110,313	$ 114,041	$ 130,652
Noncompete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average amortization period (years)	5 years	5 years	5 years
Gross carrying amount	$ 14,500	$ 14,500	$ 14,500
Accumulated amortization	(9,852)	(9,127)	(6,229)
Net carrying Amount	$ 4,648	$ 5,373	$ 8,271
Favorable Leases [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average amortization period (years)	7 years 6 months	7 years 6 months	7 years 6 months
Gross carrying amount	$ 2,935	$ 2,935	$ 2,935
Accumulated amortization	(1,354)	(1,256)	(779)
Net carrying Amount	$ 1,581	$ 1,679	$ 2,156
Order Backlog [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average amortization period (years)	4 months 24 days	4 months 24 days	4 months 24 days
Gross carrying amount	$ 3,400	$ 3,400	$ 3,400
Accumulated amortization	$ (3,400)	$ (3,400)	$ (3,400)
Reacquired Franchise Rights [Member]
Goodwill And Intangible Assets [Line Items]
Weighted average amortization period (years)	5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
Gross carrying amount	$ 8,950	$ 8,950	$ 8,950
Accumulated amortization	(3,113)	(2,724)	(1,167)
Net carrying Amount	$ 5,837	$ 6,226	$ 7,783